Land use right net (Details 1) - Land use right [Member] - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Remainder of fiscal 2024	$ 154,405
Fiscal 2025	308,809
Fiscal 2026	308,809
Fiscal 2027	308,809
Fiscal 2028	308,809
Thereafter	5,228,241
Intangible assets, net	$ 6,617,882	$ 6,653,666